Leases - Schedule of Weighted Average for Operating Lease (Details)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Weighted Average for Operating Lease [Abstract]
Weighted average remaining lease term (in years)	2 years 6 months 10 days	3 years 6 months	4 years 6 months
Weighted average discount rate (%)	10.00%	10.00%	10.00%